PF Emerging Markets Fund
PF Emerging Markets Fund
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Emerging Markets Fund CLASS P
Management Fee	0.80%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.16%
Less Expense Reimbursement	(0.21%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2020, and 0.30% from 8/1/2020 through 7/31/2023. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example	1 year	3 years	5 years	10 years
PF Emerging Markets Fund | CLASS P | USD ($)	97	335	599	1,372

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example No Redemption	1 year	3 years	5 years	10 years
PF Emerging Markets Fund | CLASS P | USD ($)	97	335	599	1,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a larger number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2019, the portfolio turnover rate was 46% of the average value of the Fund.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities (including American Depositary Receipts (“ADRs”)) of companies whose principal activities are conducted in countries that are generally regarded as emerging market countries. This also includes companies that the sub-adviser determines to be economically tied to an emerging market country. Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. The sub-adviser may consider countries to be emerging market countries if they are included in any one of the Morgan Stanley Capital Index emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. Under normal market conditions, the sub-adviser expects to invest in securities of issuers in at least three emerging market countries. The Fund principally invests in common stock and other equity securities. The Fund may invest in different capitalization ranges in any emerging market country.

The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different non-U.S. countries.

In selecting securities, the sub-adviser looks primarily for foreign companies in emerging markets with high growth potential. The sub-adviser uses fundamental analysis of a company’s financial statements, management structure, operations, product development and competitive position in its industry, and considers the special factors and risks of the country in which the issuer operates. The sub-adviser also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations.

In applying these and other selection criteria, the sub-adviser considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from certain global trends. Sector allocations are determined based upon the Manager's assessment of investment opportunities and/or market conditions.

The sub-adviser monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below. Risks are presented alphabetically for reader convenience. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Depositary receipts are also subject to these risks.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks.

• Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Invesco Advisers, Inc. began managing the Fund on May 24, 2019. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)1

[1] Class P return for the period 1/1/19 through 6/30/19: 16.21%
Best and worst quarterly performance reflected within the bar chart: Q2 2009: 38.53%; Q3 2011: (20.12%)
Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Returns - PF Emerging Markets Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS P	(11.48%)	0.93%	10.11%	Sep. 30, 2005
After Taxes on Distributions | CLASS P	(13.96%)	0.07%	9.46%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	(4.97%)	0.70%	8.37%
MSCI Emerging Markets Index (Net) (reflects no deductions for fees or expenses)	(14.58%)	1.65%	8.02%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.